Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Loan Losses [Abstract]
Analysis of Allowance for Loan Losses
An analysis of the allowance for loan losses as of and for the years ended December 31, 2013 and 2012 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2013
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$470	$(4)	$—	$125	$591
Real Estate Construction:
Residential	845	—	—	(431)	414
Commercial	1,115	—	—	(167)	948
Real Estate Mortgage:
Commercial – Owner Occupied	4,095	(77)	1	716	4,735
Commercial – Non-owner Occupied	7,379	(2,641)	—	2,792	7,530
Residential – 1 to 4 Family	4,384	(554)	210	(428)	3,612
Residential – Multifamily	312	(8)	—	85	389
Consumer	336	(3)	—	8	341
Unallocated	—	—	—	—	—
Total	$18,936	$(3,287)	$211	$2,700	$18,560

Allowance for Loan Losses:	For the year ended December 31, 2012
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$451	$(66)	$—	$85	$470
Real Estate Construction:
Residential	2,613	(1,326)	490	(932)	845
Commercial	1,971	(310)	—	(546)	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	2,714	(1,058)	—	2,439	4,095
Commercial – Non-owner Occupied	6,742	(3,848)	—	4,485	7,379
Residential – 1 to 4 Family	4,190	(1,531)	—	1,725	4,384
Residential – Multifamily	278	—	—	34	312
Consumer	148	(38)	—	226	336
Unallocated	216	—	—	(216)	—
Total	$19,323	$(8,177)	$490	$7,300	$18,936

Allowance for Loan Losses, at December 31, 2013	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$131	$460	$591
Real Estate Construction:
Residential	21	393	414
Commercial	290	658	948
Real Estate Mortgage:
Commercial – Owner Occupied	331	4,404	4,735
Commercial – Non-owner Occupied	801	6,729	7,530
Residential – 1 to 4 Family	338	3,274	3,612
Residential – Multifamily	6	383	389
Consumer	23	318	341
Total	$1,941	$16,619	$18,560

Allowance for Loan Losses, at December 31, 2012	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$10	$460	$470
Real Estate Construction:
Residential	24	821	845
Commercial	96	1,019	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	216	3,879	4,095
Commercial – Non-owner Occupied	1,053	6,326	7,379
Residential – 1 to 4 Family	301	4,083	4,384
Residential – Multifamily	6	306	312
Consumer	—	336	336
Total	$1,706	$17,230	$18,936

Loans, at December 31, 2013:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$622	$22,379	$23,001
Real Estate Construction:
Residential	967	6,422	7,389
Commercial	11,736	32,013	43,749
Real Estate Mortgage:
Commercial – Owner Occupied	6,539	163,583	170,122
Commercial – Non-owner Occupied	33,087	187,277	220,364
Residential – 1 to 4 Family	15,322	132,838	148,160
Residential – Multifamily	469	23,634	24,103
Consumer	114	17,539	17,653
Total	$68,856	$585,685	$654,541

Loans, at December 31, 2012:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$748	$21,177	$21,925
Real Estate Construction:
Residential	987	6,344	7,331
Commercial	14,879	26,996	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	151,022	157,616
Commercial – Non-owner Occupied	48,415	173,316	221,731
Residential – 1 to 4 Family	12,550	127,614	140,164
Residential – Multifamily	3,215	17,966	21,181
Consumer	188	17,701	17,889
Total	$87,576	$542,136	$629,712